Financial Liabilities - Borrowings - Summary of Carrying Amounts of Borrowings which Denominated in Currencies (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,230	£ 1,400
US Dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	276	434
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	672	674
Euro [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	262	268
Other currency [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 20	£ 24